LONG-TERM DEBT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt
Long-term debt Beginning period	$ 501,160	$ 309,847
Additional advances under the credit facility	85,205	85,205
Interest expense including amortization of discount	48,247	19,134
Settlement of offtake obligation	(1,543)
Loss on financial instruments at fair value	34,926	82,954
Foreign exchange gain		(3,248)
Currency translation adjustment		7,268
Long-term debt ending period	667,995	501,160
Current portion of long-term debt	(374,966)
Non-current portion of long term debt	293,029	501,160	$ 309,847
Senior secured term credit facility
Long-Term Debt
Long-term debt Beginning period	232,438	128,107
Additional advances under the credit facility	85,205	85,205
Interest expense including amortization of discount	48,247	19,134
Foreign exchange gain		(3,248)
Currency translation adjustment		3,240
Long-term debt ending period	365,890	232,438
Current portion of long-term debt	(365,890)
Offtake obligation
Long-Term Debt
Long-term debt Beginning period	67,702	46,753
Settlement of offtake obligation	(1,543)
Loss on financial instruments at fair value	11,926	19,931
Currency translation adjustment		1,018
Long-term debt ending period	78,085	67,702
Current portion of long-term debt	(9,076)
Non-current portion of long term debt	69,009
Stream obligation
Long-Term Debt
Long-term debt Beginning period	201,020	134,987
Loss on financial instruments at fair value	23,000	63,023
Currency translation adjustment		3,010
Long-term debt ending period	224,020	$ 201,020
Non-current portion of long term debt	$ 224,020